Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2023
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2022	$3,378,510	$171,785	$85,735	$43,380	$390,540	$4,069,950
Additions	—	56	865	921	54,570	56,412
Disposals/retirements	—	(1,415)	(2,464)	(932)	—	(4,811)
Transfers from assets under construction	—	1,862	1,526	—	(3,388)	—
Impact of foreign exchange	55,463	2,296	558	983	28,513	87,813
Cost as at December 31, 2022	3,433,973	174,584	86,220	44,352	470,235	4,209,364
Additions	—	52	615	1,473	114,090	116,230
Disposals/retirements	—	(4,433)	(2,880)	(156)	—	(7,469)
Transfers from assets under construction	9,598	4,890	3,530	—	(18,018)	—
Impact of foreign exchange	(18,810)	(612)	(103)	(316)	(12,166)	(32,007)
Cost as at December 31, 2023	$3,424,761	$174,481	$87,382	$45,353	$554,141	$4,286,118
Accumulated depreciation and impairment as at January 1, 2022	$(2,445,367)	$(129,864)	$(57,689)	$(7,342)	$—	$(2,640,262)
Depreciation	(172,331)	(8,786)	(4,313)	(3,325)	—	(188,755)
Disposals/retirements	—	1,414	2,296	462	—	4,172
Impact of foreign exchange	(18,734)	(945)	(517)	(239)	—	(20,435)
Accumulated depreciation and impairment as at December 31, 2022	(2,636,432)	(138,181)	(60,223)	(10,444)	—	(2,845,280)
Depreciation	(167,393)	(7,996)	(4,118)	(3,162)	—	(182,669)
Impairment	(13,787)	—	—	—	—	(13,787)
Disposals/retirements	—	4,497	2,921	156	—	7,574
Impact of foreign exchange	8,053	296	(114)	107	—	8,342
Accumulated depreciation and impairment as at December 31, 2023	$(2,809,559)	$(141,384)	$(61,534)	$(13,343)	$—	$(3,025,820)
Net carrying values
As at December 31, 2022	$797,541	$36,403	$25,997	$33,908	$470,235	$1,364,084
As at December 31, 2023	$615,202	$33,097	$25,848	$32,010	$554,141	$1,260,298

____________

(1)      Right-of-use assets consisted primarily of property leases.

Substantially all of the Company’s satellites, property and other equipment, excluding satellites, property and other equipment held in unrestricted subsidiaries, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes as at December 31, 2023 (Note 24).

Borrowing costs

For the year ended December 31, 2023 and 2022 there were no borrowing costs capitalized.

Impairment

Indefinite life intangible assets are tested for impairment at the individual CGU level. In the case of orbital slots, the CGU is based on geography. During the year ended December 31, 2023, as a result of impairment testing of the geographical CGUs, there was an impairment of $13.8 million recorded against satellites, property and other equipment. The impairment resulted from changes to the underlying assumptions associated with the related business plan.

There was no impairment recognized for the year ended December 31, 2022.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.